Share-based compensation - Share options outstanding (Details)	12 Months Ended
	Dec. 31, 2024 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments	Dec. 31, 2022 EquityInstruments
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 5.53
Number of options outstanding	5,229,369	2,700,077	1,812,450
Options outstanding Weighted average remaining contractual life (years)	3 years 8 months 4 days
Number of options exercisable	1,260,721	735,050
Options exercisable, weighted average remaining contractual life (years)	2 years 1 month 13 days
Exercise Price 22.86
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 22.86
Number of options outstanding	260,809
Options outstanding Weighted average remaining contractual life (years)	10 months 24 days
Number of options exercisable	260,809
Options exercisable, weighted average remaining contractual life (years)	10 months 24 days
Exercise Price 24.30
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 24.3
Number of options outstanding	10,533
Options outstanding Weighted average remaining contractual life (years)	1 year 1 month 6 days
Number of options exercisable	7,022
Options exercisable, weighted average remaining contractual life (years)	1 year 1 month 6 days
Exercise Price 21.30
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 21.3
Number of options outstanding	112,454
Options outstanding Weighted average remaining contractual life (years)	1 year 2 months 23 days
Number of options exercisable	112,454
Options exercisable, weighted average remaining contractual life (years)	1 year 2 months 23 days
Exercise Price 16.89
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 16.89
Number of options outstanding	31,199
Options outstanding Weighted average remaining contractual life (years)	1 year 7 months 13 days
Number of options exercisable	31,199
Options exercisable, weighted average remaining contractual life (years)	1 year 7 months 13 days
Exercise Price 16.20
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 16.2
Number of options outstanding	24,440
Options outstanding Weighted average remaining contractual life (years)	1 year 6 months 14 days
Number of options exercisable	24,440
Options exercisable, weighted average remaining contractual life (years)	1 year 6 months 14 days
Exercise Price 6.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 6.49
Number of options outstanding	514,600
Options outstanding Weighted average remaining contractual life (years)	2 years 2 months 26 days
Number of options exercisable	360,333
Options exercisable, weighted average remaining contractual life (years)	2 years 1 month 20 days
Exercise Price 6.28
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 6.28
Number of options outstanding	236,034
Options outstanding Weighted average remaining contractual life (years)	2 years 9 months 18 days
Number of options exercisable	159,732
Options exercisable, weighted average remaining contractual life (years)	2 years 9 months
Exercise Price 6.59
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 6.59
Number of options outstanding	914,200
Options outstanding Weighted average remaining contractual life (years)	3 years 3 months 3 days
Number of options exercisable	304,732
Options exercisable, weighted average remaining contractual life (years)	3 years 3 months 3 days
Exercise Price 2.88
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 2.88
Number of options outstanding	327,700
Options outstanding Weighted average remaining contractual life (years)	4 years 3 months
Exercise Price 2.72
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 2.72
Number of options outstanding	2,797,400
Options outstanding Weighted average remaining contractual life (years)	4 years 6 months 3 days